Subsequent Events (Details)										1 Months Ended
	Oct. 01, 2023 USD ($) shares	Sep. 06, 2023 USD ($)	Sep. 06, 2023 TWD ($)	Apr. 16, 2022 $ / shares	Oct. 31, 2021 USD ($)	Oct. 15, 2021 $ / shares	Oct. 15, 2021 $ / shares	Sep. 06, 2021 USD ($)	Sep. 06, 2021 TWD ($)	Nov. 30, 2023	Feb. 23, 2023 USD ($) $ / shares shares	Apr. 16, 2022 $ / shares	Sep. 30, 2023 shares	Jul. 14, 2023 USD ($)	Jan. 14, 2023 TWD ($)	Jan. 03, 2023 shares	Dec. 31, 2022 shares	Sep. 06, 2022 USD ($)	Sep. 06, 2022 TWD ($)	Jun. 29, 2021 shares	May 17, 2021 $ / shares
Subsequent Events [Line Items]
Common shares, issued (in Shares) | shares													4,823,043			223,411	3,286,190			50,000
Principal amount																		$ 243,750	$ 7,500,000
Principle amount		$ 232,500	$ 7,500,000		$ 650,000			$ 243,750	$ 7,500,000
Initial conversion price (in Dollars per share) | $ / shares																					$ 2.25
Common stock , exercise price (in Dollars per share) | $ / shares				$ 3		$ 3	$ 3					$ 3
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase shares (in Shares) | shares	2,329,495
Purchase agreement executed	$ 1,572,600
Subsequent event description										the Company and one of its subsidiaries, BioLite, Inc. (“BioLite”) each entered into a multi-year, global licensing agreement with AIBL for the Company and BioLite’s CNS drugs with the indications of MDD (Major Depressive Disorder) and ADHD (Attention Deficit Hyperactivity Disorder) (the “Licensed Products”). The potential license will cover the Licensed Products’ clinical trial, registration, manufacturing, supply, and distribution rights. The Licensed Products for MDD and ADHD, owned by ABVC and BioLite, were valued at $667M by a third-party evaluation. The parties are determined to collaborate on the global development of the Licensed Products. The parties are also working to strengthen new drug development and business collaboration, including technology, interoperability, and standards development. As per each of the respective agreements, each of ABVC and BioLite shall receive 23 million shares of AIBL stock at $10 per share, and if certain milestones are met, $3,500,000 and royalties equaling 5% of net sales, up to $100 million.
Common shares, issued (in Shares) | shares																223,411
Principal amount															$ 20,000,000
Forecast [Member]
Subsequent Events [Line Items]
Principal amount														$ 650,000
Lind Global Fund II [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principle amount											$ 3,704,167
Purchase price											$ 3,175,000
Initial conversion price (in Dollars per share) | $ / shares											$ 1.05
Common stock , exercise price (in Dollars per share) | $ / shares											$ 1.05
Lind Global Fund II [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase warrants (in Shares) | shares											5,291,667